Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents (Note 3)	$ 106,738	$ 141,851
Restricted cash (Note 3)	167	20
Trade accounts receivable, net of allowance for doubtful receivables of $306 and $305 at December 31, 2018 and June 30, 2019, respectively (Note 17)	12,236	13,713
Receivables from vessel owners	800	0
Due from related parties (Note 4)	30,036	27,864
Prepayments and advances	3,307	708
Other current assets (Note 5)	13,222	13,758
Total current assets	166,506	197,914
FIXED ASSETS, NET:
Vessels, net (Notes 4, 6)	792,267	755,332
Property and equipment, net (Note 6)	1,137	0
Total fixed assets, net	793,404	755,332
OTHER NON-CURRENT ASSETS:
Investment in affiliate (Notes 9, 13)	0	34,000
Right-of- use assets (Note 10)	35,987	0
Goodwill (Note 9)	10,888	0
Intangible assets (Note 7)	23,079	0
Available for sale debt securities (Note 13)	5,048	4,961
Restricted cash (Note 3)	15,352	15,010
Other non-current assets (Note 8)	16,403	4,088
Total other non-current assets	106,757	58,059
Total assets	1,066,667	1,011,305
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred finance costs (Note 11)	44,621	38,795
Operating lease liability (Note 10)	12,508	0
Accounts payable and other current liabilities	8,900	5,844
Payables to vessel owners	2,392	0
Derivative liability (Note 13)	52	0
Accrued liabilities (Note 4)	9,295	3,387
Due to related parties (Notes 4, 12)	9,497	5,796
Deferred revenue (Note 17)	1,311	1,776
Total current liabilities	88,576	55,598
NON-CURRENT LIABILITIES
Long-term debt, net of deferred finance costs (Note 11)	232,571	251,288
Operating lease liability (Note 10)	23,390	0
Due to related parties (Notes 4, 12)	87,136	66,690
Income tax payable (Note 21)	10,572	0
Total non-current liabilities	353,669	317,978
COMMITMENTS AND CONTINGENCIES (Note 16)
STOCKHOLDERS' EQUITY:
Preferred stock	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2018 and June 30, 2019; 104,274,708 shares issued at December 31, 2018 and June 30, 2019; 87,232,028 and 86,886,627 shares outstanding at December 31, 2018 and June 30, 2019, respectively (Notes 14)	1,043	1,043
Treasury stock; $0.01 par value; 17,042,680 and 17,388,081 shares at December 31, 2018 and June 30, 2019, respectively (Note 14)	(87,498)	(85,378)
Additional paid-in capital	4,067,124	4,067,124
Accumulated other comprehensive income/(loss) (Note 13)	48	(39)
Accumulated deficit	(3,356,295)	(3,345,021)
Total equity	624,422	637,729
Total liabilities and stockholders' equity	$ 1,066,667	$ 1,011,305